Label	Element	Value
Line of Credit Facility, Principal Payment	rghl_LineofCreditFacilityPrincipalPayment	$ 203,000,000
Line of Credit Facility, Fair Value of Amount Outstanding	rghl_LineofCreditFacilityFairValueofAmountOutstanding	$ 2,454,000,000